Notes Payable	12 Months Ended
Dec. 31, 2011
Related Party Transactions
Notes Payable

Note 9 – Notes Payable – Related Parties

As of December 31, 2011 and December 31, 2010, the Company had the following notes payable outstanding with its related parties:

	December 31,
	2011	2010

Various 12% convertible notes payable to a related party, due various dates 12 months after issuance - (A)	$–	$3,070,520

Various 12% convertible notes payable to a related party, due various dates 12 months after issuance - (B)	–	182,237

12% convertible note payable to a related party, due August 15, 2011 - (C)	–	60,000

5% note payable to a stockholder, due June 10, 2008, the note was in default at December 31, 2011 and 2010 - (D)	50,000	50,000

	50,000	3,362,757

Less : Deferred debt discount	–	(598,016)

Notes payable - related parties	$50,000	$2,764,741

(A)	In August of 2009, the Company entered into an agreement (the “Borrowing Agreement”) with a related party to borrow funds at various intervals under terms specified in such Borrowing Agreement. The funds borrowed under the Borrowing Agreement were convertible at the option of the holder into units of the Company’s securities at the lesser of (i) $0.252 per unit or (ii) 80% of the purchase price per share of common stock in the first equity or convertible debt financing of the Company of not less than $500,000 in aggregate proceeds. A unit consisted of one share of the Company’s common stock and one two-year warrant to purchase one share of common stock at an exercise price of $0.252. In connection with the issuance of the notes, the Company also granted a five-year warrant to purchase 333 shares of the Company’s common stock at an exercise price of $0.252 per share for each $1,000 of principal amount. During the years ended December 31, 2011 and 2010, the Company obtained new funds covered by that Borrowing Agreement for an aggregate borrowing of $60,000 and $1,550,520, respectively. The notes bore interest at 12% per annum and were originally due 12 months from the respective dates of the issuance. The notes were secured in accordance with the terms of a security agreement, whereby the note holder has a security interest in the assets of the Company. Accrued interest on the notes as of December 31, 2011 and 2010 was $0 and $316,097, respectively.

The conversion price of the notes was not fixed and determinable on the date of issuance and as such in accordance with ASC Topic 815 “Derivatives and Hedging” (“ASC 815”), the embedded conversion options of the notes on the date of issuance were valued using the binomial lattice options pricing model and recorded as derivative liabilities (see Note 10, Derivative Liabilities – Related Parties). The fair value of the conversion options and five-year warrants issued in connection with the notes on the date of issuance aggregated $2,618,202, and were recorded as debt discount. The debt discount was amortized through the term of the notes. During the year ended December 31, 2011, the Company issued five-year warrants to purchase an aggregate of 25,327 shares of the Company’s common stock at an exercise price of $0.252 per share. Upon conversion of these notes, the Company was obligated to issue two-year warrants to purchase an aggregate of 12,427,308 shares of the Company’s common stock at an exercise price of $0.252 per share.

(B)	Another related party also received convertible notes and warrants pursuant to the Borrowing Agreement and certain other note agreements. In accordance with these agreements, the Company issued convertible notes equivalent to 5% of the face amount of the convertible notes described in paragraph (A) above and other convertible notes. During the years ended December 31, 2011 and 2010, an aggregate of $3,000 and $103,237 of notes payable had been issued in conjunction with these agreements. These notes were convertible and bore interest as described in paragraph (A) above. Accrued interest on the notes as of December 31, 2011 and 2010 was $0 and $39,454, respectively.

The conversion price of the notes is not fixed and determinable on the date of issuance and as such in accordance with ASC 815, the embedded conversion option of the notes on the date of issuance was valued using binomial lattice options pricing model and recorded as derivative liabilities (see Note 10, Derivative Liabilities – Related Parties). The aggregate relative fair value of the conversion options and five-year warrants issued in connection with the notes on the date of issuance was $185,237 in the aggregate and was recorded as debt discount. The debt discount was amortized through the term of the note. During the year ended December 31, 2011, the Company issued five-year warrants to purchase an aggregate of 25,327 shares of the Company’s common stock at an exercise price of $0.252 per share. Upon conversion of these notes, the Company was obligated to issue two-year warrants to purchase an aggregate of 638,377 shares of the Company’s common stock at an exercise price of $0.252 per share.

(C)	In August 2009, the Company entered into a $60,000 convertible note with a related party under the same agreement referred to above. The note bears interest at a rate of 12% per annum and was originally due in September 2009, which was further extended through August 15, 2011. Accrued interest on the note as of December 31, 2010 and 2009 was $8,250 and $2,250, respectively. The note was convertible at the option of holder into a unit of the Company’s securities at the lesser of (i) $0.319 per unit or (ii) 80% of the purchase price of a share of common stock in the first equity or convertible debt financing of the Company of not less than $500,000 in aggregate proceeds. A unit consists of one share of the Company’s common stock and one two-year warrant to purchase one share of common stock at an exercise price of $0.319.

The conversion price of the note is not fixed and determinable on the date of issuance and as such, in accordance with ASC 815, the embedded conversion option of the notes on the date of issuance was valued using the binomial lattice options pricing model. The value of the embedded conversion option and the fair value of the five year warrant issued in connection with the notes were deemed immaterial on the date of issuance. During the year ended December 31, 2009, the Company issued five-year warrants to purchase an aggregate of 20,000 shares of common stock at an exercise price of $0.319 per share. Upon conversion of this note the Company is obligated to issue a two-year warrant to purchase an aggregate of 188,088 shares of common stock at an exercise price of $0.319 per share.

(D)	In December 2003, the Company issued a $50,000 note payable to a stockholder. The note bears interest at a rate of 5% per annum and was due in August 2008. At December 31, 2010 and 2009, the balance outstanding was $50,000. The note was in default at December 31, 2010 and 2009. Accrued interest related to the note for the years ended December 31, 2010 and 2009 was $5,147 and $2,647, respectively, which is included in accrued interest in the accompanying balance sheet.

During the years ended December 31, 2011 and 2010, the Company recorded aggregate amortization of debt discount of $632,380 and $1,980,224, respectively. At December 31, 2011 and 2010, the outstanding balance of the unamortized debt discount was $0 and $598,016, respectively.

On September 21, 2011, just prior to the reverse merger, all of the convertible notes, plus the related accrued interest, were converted into equity. See Note 13, Equity – Conversion of Non-Bridge Notes, for additional details.

All Other Notes Payable
Notes Payable

Note 8 – Notes Payable

In April 2009, the Company issued a $100,000 convertible note payable bearing interest at a rate of 10% per annum which was due in April 2014. The note was secured in accordance with the terms of a security agreement, whereby the note holder had a security interest in the assets of the Company. Accrued interest on the note was payable in shares of common stock for the first two years and accordingly, accrued interest for the years ended December 31, 2011 and 2010 of $2,500 and $10,000, respectively, was converted into 9,924 and 40,700 shares of common stock, respectively. Interest accrued but not converted into shares of common stock for the year ended December 31, 2011 was $2,500. The note is convertible at the option of the holder into a unit, consisting of one share of common stock and a two-year warrant to purchase one-half share of common stock of the Company at an exercise price equal to the effective per-share price of the conversion. The Company calculated the fair value of the embedded conversion option using the binomial lattice options pricing model on the date of issuance and the value of the conversion option was deemed to be immaterial. On September 21, 2011, just prior to the reverse merger, this non-bridge note and the related accrued interest was converted into equity. See Note 13, Equity – Conversion of Non-Bridge Notes, for additional details.

During the year ended December 31, 2011, the Company issued $2,275,000 of Convertible Bridge Notes to third parties which matured between October 2011 and February 2012. The Convertible Bridge Notes bore interest at 10% per annum. The Convertible Bridge Notes were secured in accordance with the terms of a security agreement, whereby the note holders had a security interest in all of the equipment, inventory and goods owned by the Company. On September 21, 2011, upon the closing of the reverse merger, all amounts due plus the aggregate accrued interest on these Convertible Bridge Notes converted into units of the public company at $0.25 per unit. A unit consisted of one share of common stock of the public company and an immediately-vested, five-year warrant to purchase half of a share of common stock of the public company at a price of $0.625 per share. See Note 13, Equity – Private Offerings – First Private Offering, for additional details.